ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.8%

Brazil — 1.5%
Consumer Discretionary — 1.5%
MercadoLibre*	1,404	$3,332,942

Canada — 1.8%
Information Technology — 1.8%
Shopify, Cl A*	32,987	4,031,341

China — 4.0%
Consumer Discretionary — 4.0%
Alibaba Group Holding ADR	38,991	4,703,484
JD.com ADR	123,797	3,898,368
		8,601,852

Germany — 1.6%
Information Technology — 1.6%
Infineon Technologies	86,447	3,426,871

Netherlands — 4.1%
Information Technology — 4.1%
ASML Holding, Cl G	5,502	3,822,294
Nebius Group, Cl A*	91,699	4,991,177
		8,813,471

Taiwan — 6.0%
Information Technology — 6.0%
Global Unichip	100,643	4,096,867
MediaTek	82,633	3,792,854
Taiwan Semiconductor Manufacturing	133,227	5,177,765
		13,067,486

United Kingdom — 1.4%
Information Technology — 1.4%
Raspberry PI Holdings PLC*	558,857	3,058,826

United States — 79.4%
Communication Services — 5.3%
Alphabet, Cl A	24,965	4,790,784
Meta Platforms, Cl A	5,394	4,171,935
Spotify Technology*	4,292	2,689,110
		11,651,829

Consumer Discretionary — 3.8%
Amazon.com*	21,621	5,061,692
Tesla*	10,368	3,196,143
		8,257,835

Health Care — 6.9%
Ginkgo Bioworks Holdings*	315,857	4,150,361
Illumina*	40,481	4,157,803
Tempus AI, Cl A*	74,413	4,211,032
Veracyte*	97,831	2,300,007
		14,819,203
Description	Shares	Fair Value
United States — continued
Industrials — 1.2%
Verisk Analytics, Cl A	9,279	$2,586,150

Information Technology — 60.6%
Advanced Micro Devices*	37,720	6,650,413
Ambarella*	83,551	5,521,886
Analog Devices	19,926	4,475,977
Arista Networks*	40,702	5,015,300
Astera Labs*	42,578	5,821,690
Autodesk*	14,073	4,265,667
Cloudflare, Cl A*	24,657	5,120,766
Cognex	119,850	4,886,284
Crowdstrike Holdings, Cl A*	8,643	3,928,849
CyberArk Software*	9,563	3,934,888
Datadog, Cl A*	36,647	5,129,847
Elastic*	38,185	3,196,084
HubSpot*	6,105	3,172,463
International Business Machines	12,790	3,237,789
IonQ*	103,876	4,141,536
JFrog*	82,682	3,589,226
Lam Research	45,300	4,296,252
Microsoft	8,911	4,754,018
MongoDB, Cl A*	15,841	3,768,415
Nutanix, Cl A*	42,174	3,170,220
NVIDIA	30,592	5,441,399
Palo Alto Networks*	21,722	3,770,939
Pure Storage, Cl A*	77,567	4,616,788
QUALCOMM	25,580	3,754,121
Rapid7*	139,086	2,937,496
Samsara, Cl A*	96,141	3,656,242
ServiceNow*	3,014	2,842,564
Snowflake, Cl A*	17,649	3,944,552
Super Micro Computer*	83,934	4,949,588
Teradyne	38,155	4,098,992
Varonis Systems, Cl B*	59,563	3,325,402
		131,415,653

Real Estate — 1.6%
CoStar Group*	37,214	3,542,401
		172,273,071

Total Common Stock
(Cost $177,894,214)		216,605,860

SHORT-TERM INVESTMENT — 0.2%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(A)	446,966	446,966

Total Short-Term Investment
(Cost $446,966)		446,966

Total Investments - 100.0%
(Cost $178,341,180)		$217,052,826

Percentages based on Net Assets of $217,019,382.

ROBO Global®

Artificial Intelligence ETF

Schedule of Investments

July 31, 2025 (Unaudited)

††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of July 31, 2025.

ADR – American Depository Receipt

Cl – Class

PLC – Public Limited Company

ROB-QH-001-2400